Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) $ in Millions	9 Months Ended
Sep. 30, 2024 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,680
Balance at end of period	1,672
Right-of-Use Assets, Net	1,672
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,783
Additions	111
Exchange Rate Movements and Other	11
Balance at end of period	2,905
Right-of-Use Assets, Net	2,905
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,103
Exchange Rate Movements and Other	(84)
Depreciation	214
Balance at end of period	1,233
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	432
Balance at end of period	406
Right-of-Use Assets, Net	406
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	588
Additions	1
Exchange Rate Movements and Other	0
Balance at end of period	589
Right-of-Use Assets, Net	589
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	156
Exchange Rate Movements and Other	0
Depreciation	27
Balance at end of period	183
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,101
Balance at end of period	1,098
Right-of-Use Assets, Net	1,098
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,964
Additions	62
Exchange Rate Movements and Other	(4)
Balance at end of period	2,022
Right-of-Use Assets, Net	2,022
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	863
Exchange Rate Movements and Other	(87)
Depreciation	148
Balance at end of period	924
Other Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	51
Balance at end of period	82
Right-of-Use Assets, Net	82
Other Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	70
Additions	48
Exchange Rate Movements and Other	5
Balance at end of period	123
Right-of-Use Assets, Net	123
Other Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	19
Exchange Rate Movements and Other	0
Depreciation	22
Balance at end of period	41
Refining Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	96
Balance at end of period	86
Right-of-Use Assets, Net	86
Refining Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	161
Additions	0
Exchange Rate Movements and Other	10
Balance at end of period	171
Right-of-Use Assets, Net	171
Refining Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	65
Exchange Rate Movements and Other	3
Depreciation	17
Balance at end of period	$ 85